DISAGGREGATION OF REVENUE LONG-LIVED ASSETS	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
DISAGGREGATION OF REVENUE LONG-LIVED ASSETS
NOTE 10 - DISAGGREGATION OF REVENUE & LONG-LIVED ASSETS

The following table presents the disaggregation of gross revenue between revenue types:

	Three Months Ended March 31,		Nine months Ended March 31,
	2021	2020	2021	2020
Project fees	$1,627,000	$697,000	5,268,000	$5,091,000
Retainer fees	560,000	631,000	1,648,000	2,913,000
Fee income	676,000	1,003,000	2,435,000	4,602,000
Reimbursement income	991,000	1,290,000	3,086,000	8,149,000
Other revenue	-	(1,000)	-	4,000
	$3,854,000	$3,620,000	12,437,000	$20,759,000

The following table presents the disaggregation of gross revenue between the United States and the United Kingdom:

	Three Months Ended March 31		Nine Months Ended March 31
	2021	2020	2021	2020
Gross Revenue:
United States	$2,309,000	$2,239,000	$7,940,000	$12,927,000
United Kingdom	1,545,000	1,381,000	4,497,000	7,832,000
Total gross revenue	$3,854,000	$3,620,000	$12,437,000	$20,759,000

The following table presents the disaggregation of gross profit between the United States and the United Kingdom:

	Three Months Ended March 31		Nine Months Ended March 31
	2021	2020	2021	2020
Gross Profit:
United States	$1,078,000	$439,000	$3,770,000	$5,509,000
United Kingdom	835,000	925,000	2,307,000	4,144,000
Total gross profit	$1,913,000	$1,364,000	$6,077,000	$9,653,000

The following table presents the disaggregation of net income (loss) between the United States and the United Kingdom:

	Three Months Ended March 31		Nine Months Ended March 31
	2021	2020	2021	2020
Net Gain or Loss:
United States	$(4,188,000)	$(8,129,000)	$(8,147,000)	$(14,874,000)
United Kingdom	(491,000)	312,000	(1,076,000)	(321,000)
Total net gain/(loss)	$(4,679,000)	$(7,817,000)	$(9,223,000)	$(15,195,000)

The following table presents the disaggregation of fixed assets between the United States and the United Kingdom as of March 31, 2021:

	United States	United Kingdom	Total
Computer equipment	$457,000	$193,000	$650,000
Website design	6,000	-	6,000
Office machine & equipment	52,000	45,000	97,000
Furniture & fixtures	351,000	86,000	437,000
Leasehold improvements	62,000	129,000	191,000
Tenant incentives	145,000	-	145,000
	1,073,000	453,000	1,526,000
Accumulated depreciation	(844,000)	(409,000)	(1,253,000)
Net book value	$229,000	$44,000	$273,000

The following table presents the disaggregation of fixed assets between the United States and the United Kingdom as of June 30, 2020:

	United States	United Kingdom	Total
Computer equipment	$460,000	$160,000	$620,000
Website design	6,000	-	6,000
Office machine & equipment	53,000	36,000	89,000
Furniture & fixtures	350,000	79,000	429,000
Leasehold improvements	54,000	119,000	173,000
Tenant incentives	145,000	-	45,000
	1,068,000	394,000	1,462,000
Accumulated depreciation	(770,000)	(348,000)	(1,118,000)
Net book value	$298,000	$46,000	$344,000

The following table presents the disaggregation of intangible assets and goodwill between the United States and the United Kingdom as of March 31, 2021.

Intangibles	United States	United Kingdom	Total
Customer relationship	$4,960,000	$-	$4,960,000
Non-core customer relationships	760,000	-	760,000
Non-compete agreements	1,430,000	-	1,430,000
Tradename	410,000	-	410,000
Workforce acquired	2,125,000	-	2,125,000
	9,685,000	-	9,685,000
Less: accumulated amortization	(7,113,000)	-	(7,113,000)

Net book value	$2,572,000	$-	$2,572,000

Goodwill	$9,831,000	$7,531,000	$17,362,000

The following table presents the disaggregation of intangible assets and goodwill between the United States and the United Kingdom as of June 30, 2020.

Intangibles	United States	United Kingdom	Total
Customer relationship	$4,960,000	$3,550,000	$8,510,000
Non-core customer relationships	760,000	-	760,000
Non-compete agreements	1,430,000	770,000	2,200,000
Tradename	410,000	-	410,000
Workforce acquired	2,125,000	665,000	2,790,000
	9,685,000	4,985,000	14,670,000
Less: impairment	-	(1,867,000)	(1,867,000)
Less: accumulated amortization	(5,494,000)	(3,118,000)	(8,612,000)

Net book value	$4,191,000	$-	$4,191,000

Goodwill	$9,831,000	$7,531,000	$17,362,000

The following table presents the disaggregation of gross revenue between revenue types:

	Years Ended June 30,
	2020	2020
Project fees	$6,816,000	$8,621,000
Retainer fees	3,194,000	3,632,000
Fee income	5,420,000	10,528,000
Reimbursement income	9,177,000	17,644,000
Other revenue	6,000	366,000
	$24,613,000	$40,791,000

The following table presents the disaggregation of gross revenue between the United States and the United Kingdom for the years presented:

	Years Ended June 30,
	2020	2019
Gross revenue:
United States	$15,954,000	$25,096,000
United Kingdom	8,659,000	15,695,000
Total gross revenue	$24,613,000	$40,791,000

The following table presents the disaggregation of gross profit between the United States and the United Kingdom for the years presented:

	Years Ended June 30,
	2020	2019
Gross profit:
United States	$8,084,000	$11,026,000
United Kingdom	4,893,000	6,536,000
Total gross profit	$12,977,000	$17,562,000

The following table presents the disaggregation of net loss between the United States and the United Kingdom for the years presented:

	Years Ended June 30,
	2020	2019
Net loss:
United States	$(11,294,000)	$(4,624,000)
United Kingdom	(3,153,000)	(1,417,000)
Total net loss	$(14,447,000)	$(6,041,000)

The following table presents the disaggregation of fixed assets between the United States and the United Kingdom as of June 30, 2020:

	United States	United Kingdom	Total
Computer equipment	$460,000	$160,000	$620,000
Website design	6,000	-	6,000
Office machine & equipment	53,000	36,000	89,000
Furniture & fixtures	350,000	79,000	429,000
Leasehold improvements	54,000	119,000	173,000
Tenant incentives	145,000	-	145,000
	1,068,000	394,000	1,462,000
Accumulated depreciation	(770,000)	(348,000)	(1,118,000)
Net book value	$298,000	$46,000	$344,000

The following table presents the disaggregation of fixed assets between the United States and the United Kingdom as of June 30, 2019:

	United States	United Kingdom	Total
Computer equipment	$401,000	165,000	$566,000
Website design	6,000	-	6,000
Office machine & equipment	51,000	37,000	88,000
Furniture & fixtures	350,000	77,000	427,000
Leasehold improvements	881,000	116,000	997,000
Tenant incentives	136,000	-	136,000
	1,825,000	394,000	2,220,000
Accumulated depreciation	(1,116,000)	(321,000)	(1,438,000)
Net book value	$709,000	$73,000	$782,000

The following table presents the disaggregation of intangible assets and goodwill between the United States and the United Kingdom as of June 30, 2020.

Intangibles	United States	United Kingdom	Total
Customer relationship	$4,960,000	$3,550,000	$8,510,000
Non-core customer relationships	760,000	-	760,000
Non-compete agreements	1,430,000	770,000	2,200,000
Tradename	410,000	-	410,000
Workforce acquired	2,125,000	665,000	2,790,000
	9,685,000	4,985,000	14,670,000
Less: impairment	-	(1,867,000)	(1,867,000)
Less: accumulated amortization	(5,494,000)	(3,118,000)	(8,612,000)

Net book value	$4,191,000	$-	$4,191,000

Goodwill	$9,831,000	$7,531,000	$17,362,000

The following table presents the disaggregation of intangible assets and goodwill between the United States and the United Kingdom as of June 30, 2019.

Intangibles	United States	United Kingdom	Total
Customer relationship	$4,960,000	$3,550,000	$8,510,000
Non-core customer relationships	760,000	-	760,000
Non-compete agreements	1,430,000	770,000	2,200,000
Tradename	410,000	-	410,000
Workforce acquired	2,125,000	665,000	2,790,000
	9,685,000	4,985,000	14,670,000
Less: accumulated amortization	(3,051,000)	(1,559,000)	(4,610,000)

Net book value	$6,634,000	$3,426,000	$10,060,000

Goodwill	$11,816,000	$7,531,000	$19,347,000